PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2014
PREPAID LAND USE RIGHTS [Abstract]
PREPAID LAND USE RIGHTS
5.	PREPAID LAND USE RIGHTS

	At December 31,
	2013	2014
	$	$

Prepaid land use rights, cost	30,086,477	25,627,478
Less: Accumulated amortization	(2,201,737)	(2,252,352)

Prepaid land use rights, net	27,884,740	23,375,126

The Group disposed of Sunergy Shanghai during 2014, a subsidiary mainly engaged in Solar cells manufacturing. With the transaction, $4,465,743 and $523,530 of prepaid land use rights at cost and related accumulated amortization were written off. See note 12(a) for further detail.

Amortization expense was $637,687, $662,677 and $ 567,312 for the years ended December 31, 2012, 2013 and 2014.

In 2015, 2016, 2017, 2018 and 2019, the Group will record annual amortization expense of approximately $567,312.